General and administrative expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
General and administrative expenses
Professional fees	$ 54,310	$ 23,841	$ 31,080
Bank charges	886	666	3,705
Listing and filing fees	19,929	25,183	15,549
Office and miscellaneous	19,219	22,572	23,861
Consulting	86,397	86,749	103,671
Foreign exchange	1,500	191	4,712
General and administration	$ 182,241	$ 159,202	$ 182,578